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robinhoodapp Many ground-breaking companies stay private for years. Soon, everyone will be able to invest in them before they go public. Stay tuned for more updates on Robinhood Ventures: robinhood.com/ventures


Robinhood Ventures

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A registration statement relating to common stock of Robinhood Ventures Fund I ("RVI") has been filed with the Securities and Exchange Commission (the "SEC") but has not yet become effective. The information in the registration statement and this communication is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This communication is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. Any offers, solicitations of offers to buy, or any sales of securities will be made in accordance with the registration requirements of the Securities Act of 1933, as amended. The offering of common stock of RVI will be made only by means of a prospectus forming part of the registration statement. Copies of the preliminary prospectus relating to the offering, when available, may be obtained from RVI by e-mailing corporate-legal-group@robinhood.com. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of RVI before investing. The prospectus, which will contain this and other information about RVI, should be read carefully before investing.

Forward-Looking Statements

This communication includes "forward looking statements," including with respect to RVI's proposed initial public offering and RVI's current and prospective portfolio investments. These statements include statements about our ability to register the public offering of shares of RVI with the SEC, RVI's investment objectives, RVI's intent to hold a concentrated portfolio of private companies at the frontiers of their respective industries, RVI's intent to hold these companies for the long term, whether any of RVI's portfolio companies will themselves conduct an IPO, and other forward-looking statements. You can sometimes identify forward-looking statements through the use of words or phrases such as "will" or "expect" and similar words and expressions of the future. Forward-looking statements involve known and unknown risks, uncertainties and assumptions, including the risks outlined under "Risks" in the preliminary prospectus and elsewhere in RVI's filings with the SEC, which may cause actual results to differ materially from any results expressed or implied by any forward-looking statement. RVI and Robinhood have no obligation, and do not undertake any obligation, to update or revise any forward-looking statement made in this communication to reflect changes since the date of this communication, except as required by law.